Condensed Statements of Cash Flows - Armada - Interim - USD ($)	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from financing activities:
Cash, cash equivalents, and restricted cash at end of period	$ 147,740
Armada Acquisition Corp. II
Cash flows from operating activities:
Net loss	2,152,880	$ 840,656
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through promissory note – related party	0	4,614
Payment of operating costs through promissory note – related party	0	870
Payment of operating costs through issuance of Class B ordinary shares	0	25,000
Payment of operating costs through advances from related party	0	808
Adjustment to accrued offering costs	0	(5,000)
Interest earned on cash and marketable securities held in Trust Account	(6,536,139)	(982,945)
Changes in operating assets and liabilities:
Prepaid expenses	(16,047)	1,807
Prepaid insurance	103,020	(194,593)
Accounts payable and accrued liabilities	3,988,861	25,953
Deferred professional fees	823	0
Net cash used in operating activities	(306,602)	(282,830)
Cash flows from investing activities:
Investment of cash in Trust Account	0	(231,150,000)
Net cash used in investing activities		(231,150,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid	0	225,400,000
Proceeds from sale of Private Placements Warrants	0	7,100,000
Proceeds from note payable, related party	0	127,755
Repayment of promissory note - related party		(143,079)
Payment of offering costs	0	(572,320)
Net cash provided by financing activities	0	231,912,356
Net Change in Cash	(306,602)	479,526
Cash, cash equivalents, and restricted cash at beginning of period	361,105	0
Cash, cash equivalents, and restricted cash at end of period	54,503	479,526
Non-cash financing activities:
Offering costs included in accrued offering costs	0	126,826
Deferred offering costs paid through promissory note – related party	0	9,840
Accretion of Class A ordinary shares to redemption value	6,536,139	19,869,840
Deferred underwriting fee payable	0	9,200,000
Deferred offering costs applied to prepaid expenses	$ 0	$ 100,600